Loans - Schedule of Change in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 2,511	$ 1,726	$ 1,718
Recorded Investment				$ 642	$ 701
Provision (credit) for loan losses			2,500
Balance in allowance for loan losses	2,532	1,726	1,718	2,532	2,511	$ 1,726
Charge-offs	(13)	(14)	(2,591)
Recoveries	34	799	99
Ending balance	2,532	2,511	1,726
Recorded investment				2,022	2,066	4,796
Balance in allowance for loan losses				46	48	310
Recorded investment				338,055	326,306	105,720
Balance in allowance for loan losses				2,486	2,463	1,416
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment				642	701
Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,354	1,409	1,417
Provision (credit) for loan losses		(185)	1,333
Balance in allowance for loan losses	1,368	1,409	1,417	1,368	1,354	1,409
Charge-offs		(1)	(1,362)
Recoveries	14	131	21
Ending balance	1,368	1,354	1,409
Recorded investment				1,493	1,527	4,028
Balance in allowance for loan losses				37	39	301
Recorded investment				288,861	282,760	88,317
Balance in allowance for loan losses				1,331	1,315	1,108
Real Estate Mortgage Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment				642	643
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	583	308	208
Provision (credit) for loan losses		(382)	1,245
Balance in allowance for loan losses	591	308	208	591	583	308
Charge-offs	(11)	(9)	(1,213)
Recoveries	19	666	68
Ending balance	591	583	308
Recorded investment				529	539	768
Balance in allowance for loan losses				9	9	9
Recorded investment				46,782	40,820	16,005
Balance in allowance for loan losses				582	574	299
Commercial Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment					58
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	23	9	10
Provision (credit) for loan losses		16	5
Balance in allowance for loan losses	22	9	10	22	23	9
Charge-offs	(2)	(4)	(16)
Recoveries	1	2	10
Ending balance	22	23	9
Recorded investment				2,412	2,726	1,398
Balance in allowance for loan losses				22	23	$ 9
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	551		83
Provision (credit) for loan losses		551	(83)
Balance in allowance for loan losses	551	551	$ 83	551	551
Ending balance	$ 551	$ 551
Balance in allowance for loan losses				$ 551	$ 551